PENSION AND OTHER POSTRETIREMENT BENEFITS - Schedule of Fair Value of Pension Plan Assets (Details) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2025	Aug. 07, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	$ 2,542	$ 2,454	$ 2,369	$ 2,352	$ 2,507
Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	1,551			1,668
Cash and cash equivalents | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	79			(60)
U.S. treasury securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	88			140
Government-related securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	118			117
Corporate bonds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	988			1,138
Mortgage-backed and asset-backed securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	81			156
Exchange Traded Fund (ETF) | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	4
U.S. large capitalization | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	54			43
U.S. small capitalization | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	61			67
Non-U.S. large capitalization | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	36			25
Non-U.S. small capitalization | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value				2
Exchange Traded Fund (ETF) | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	32			32
Other | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	10			8
Level 1 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	340			309
Level 1 | Cash and cash equivalents | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	65			0
Level 1 | U.S. treasury securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	88			140
Level 1 | Government-related securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0			0
Level 1 | Corporate bonds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0			0
Level 1 | Mortgage-backed and asset-backed securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0			0
Level 1 | Exchange Traded Fund (ETF) | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	4
Level 1 | U.S. large capitalization | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	54			43
Level 1 | U.S. small capitalization | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	61			67
Level 1 | Non-U.S. large capitalization | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	36			25
Level 1 | Non-U.S. small capitalization | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value				2
Level 1 | Exchange Traded Fund (ETF) | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	32			32
Level 1 | Other | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0			0
Level 2 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	1,211			1,359
Level 2 | Cash and cash equivalents | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	14			(60)
Level 2 | U.S. treasury securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0			0
Level 2 | Government-related securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	118			117
Level 2 | Corporate bonds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	988			1,138
Level 2 | Mortgage-backed and asset-backed securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	81			156
Level 2 | Exchange Traded Fund (ETF) | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0
Level 2 | U.S. large capitalization | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0			0
Level 2 | U.S. small capitalization | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0			0
Level 2 | Non-U.S. large capitalization | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0			0
Level 2 | Non-U.S. small capitalization | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value				0
Level 2 | Exchange Traded Fund (ETF) | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	0			0
Level 2 | Other | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	10			8
Net Asset Value | Common collective funds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	772			626
Net Asset Value | Limited partnerships | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	5			11
Net Asset Value | Mutual funds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	214			47
Level 3 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Investments, at fair value	$ 0			$ 0